Victory Integrity Small Mid-Cap Value Fund Expense Example - Class A Shares Class R6 Shares Class Y Shares [Member] - Victory Integrity Small Mid-Cap Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 684
Expense Example, with Redemption, 3 Years	972
Expense Example, with Redemption, 5 Years	1,281
Expense Example, with Redemption, 10 Years	2,156
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,100
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	$ 1,224